UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon, President

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

CornerCap Fundametrics® Large-Cap ETF
FUNL (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the CornerCap Fundametrics® Large-Cap ETF for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.cornercapfunl-etf.com/funldocuments. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CornerCap Fundametrics® Large-Cap ETF	$48	0.46%*
*	Expenses ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$204,250,287
Number of Holdings	159
Portfolio Turnover	18%
Visit https://www.cornercapfunl-etf.com/funldocuments for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Top 10 Issuers	(%)
Johnson & Johnson	2.1%
Meta Platforms, Inc.	1.8%
Wells Fargo & Co.	1.5%
Merck & Co., Inc.	1.5%
Cisco Systems, Inc.	1.4%
JPMorgan Chase & Co.	1.2%
Walt Disney Co/The	1.2%
Comcast Corp.	1.1%
Bristol-Myers Squibb Co.	1.1%
Citigroup, Inc.	1.0%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cornercapfunl-etf.com/funldocuments.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your CornerCap Investment Counsel Inc documents not be householded, please contact CornerCap Investment Counsel Inc at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by CornerCap Investment Counsel Inc or your financial intermediary.
CornerCap Fundametrics® Large-Cap ETF	PAGE 1	TSR-SAR-00777X660

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

CornerCap Fundametrics® Large-Cap ETF
Ticker: FUNL
Semi Annual Report to Shareholders
September 30, 2024

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Aerospace/Defense - 0.9%
Lockheed Martin Corp.	3,206	$ 1,874,099
Agriculture - 1.5%
Altria Group, Inc.	29,791	1,520,532
Philip Morris International, Inc.	12,227	1,484,358
		3,004,890
Airlines - 0.8%
Delta Air Lines, Inc.(a)	31,356	1,592,571
Auto Manufacturers - 0.4%
Cummins, Inc.	2,466	798,466
Auto Parts & Equipment - 0.6%
Aptiv Plc(b)	16,401	1,181,036
Banks - 7.7%
Citigroup, Inc.	32,875	2,057,975
JPMorgan Chase & Co.	11,260	2,374,284
M&T Bank Corp.(a)	10,254	1,826,442
Northern Trust Corp.	17,286	1,556,259
Regions Financial Corp.(a)	77,215	1,801,426
Truist Financial Corp.	41,519	1,775,767
US Bancorp	33,618	1,537,351
Wells Fargo & Co.	52,925	2,989,734
		15,919,238
Biotechnology - 1.9%
Biogen, Inc.(b)	7,065	1,369,479
Corteva, Inc.	13,747	808,186
Gilead Sciences, Inc.	22,086	1,851,690
		4,029,355
Building Materials - 1.2%
Masco Corp.	20,246	1,699,449
Owens Corning	4,117	726,733
		2,426,182
Chemicals - 1.7%
DuPont de Nemours, Inc.	9,298	828,545
LyondellBasell Industries NV - Class A	13,581	1,302,418
PPG Industries, Inc.	10,566	1,399,572
		3,530,535
Commercial Services - 1.3%
Block, Inc.(b)	13,777	924,850
S&P Global, Inc.	3,256	1,682,115
		2,606,965

The accompanying notes are an integral part of these financial statements.

1

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Computers - 3.0%
Cognizant Technology Solutions Corp. - Class A	10,190	$ 786,464
Dell Technologies, Inc. - Class C	6,246	740,401
Leidos Holdings, Inc.	12,210	1,990,230
NetApp, Inc.	13,149	1,624,033
TE Connectivity PLC	5,122	773,371
		5,914,499
Cosmetics/Personal Care - 0.4%
Estee Lauder Cos., Inc. - Class A	8,510	848,362
Diversified Financial Services - 3.6%
Apollo Global Management, Inc.	6,646	830,152
Discover Financial Services	6,328	887,755
Mastercard, Inc. - Class A	3,187	1,573,741
T Rowe Price Group, Inc.(a)	14,537	1,583,514
TPG, Inc.	16,996	978,290
Visa, Inc. - Class A	5,208	1,431,940
		7,285,392
Electric - 3.3%
Constellation Energy Corp.	3,347	870,287
Edison International	8,911	776,059
Entergy Corp.	6,474	852,043
NRG Energy, Inc.	9,179	836,207
PG&E Corp.	82,015	1,621,437
Vistra Corp.	15,883	1,882,770
		6,838,803
Electrical Components & Equipment - 0.4%
Emerson Electric Co.	6,771	740,544
Electronics - 1.2%
Fortive Corp.	21,183	1,671,974
Honeywell International, Inc.	3,669	758,419
		2,430,393
Entertainment - 0.3%
Warner Music Group Corp. - Class A(a)	21,587	675,673
Environmental Control - 0.4%
Pentair PLC	8,838	864,268
Food - 3.3%
Conagra Brands, Inc.	23,609	767,765
General Mills, Inc.(a)	21,228	1,567,687
Kraft Heinz Co/The	37,516	1,317,187
Kroger Co/The	26,709	1,530,426
Sysco Corp.(a)	9,238	721,118

The accompanying notes are an integral part of these financial statements.

2

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Food - (Continued)
Tyson Foods, Inc. - Class A	13,004	$ 774,518
		6,678,701
Gas - 0.4%
NiSource, Inc.	21,655	750,346
Hand/Machine Tools - 0.4%
Snap-on, Inc.	2,639	764,545
Healthcare-Products - 1.9%
Baxter International, Inc.	41,676	1,582,439
Hologic, Inc.(b)	17,190	1,400,297
Medtronic Plc	7,897	710,967
Solventum Corp.(b)	3,227	224,986
		3,918,689
Healthcare-Services - 2.7%
Centene Corp.(b)	19,138	1,440,709
HCA Healthcare, Inc.	4,991	2,028,492
Universal Health Services, Inc. - Class B	8,701	1,992,616
		5,461,817
Household Products/Wares - 1.5%
Avery Dennison Corp.	7,012	1,547,969
Kimberly-Clark Corp.(a)	10,265	1,460,504
		3,008,473
Insurance - 5.6%
American International Group, Inc.	9,069	664,123
Corebridge Financial, Inc.(a)	24,329	709,434
Fidelity National Financial, Inc.	30,292	1,879,922
Hartford Financial Services Group Inc/The	15,686	1,844,830
MetLife, Inc.	20,052	1,653,889
Principal Financial Group, Inc.(a)	17,137	1,472,068
Travelers Cos, Inc./The	7,246	1,696,434
Willis Towers Watson Plc	5,101	1,502,397
		11,423,097
Internet - 6.9%
Alphabet, Inc. - Class A	9,758	1,618,364
Booking Holdings, Inc.	433	1,823,848
DoorDash, Inc. - Class A(b)	12,589	1,796,828
eBay, Inc.(a)	30,301	1,972,898
Expedia Group, Inc.(b)	11,055	1,636,361
Meta Platforms, Inc. - Class A	6,297	3,604,656
Pinterest, Inc. - Class A(a)(b)	18,645	603,539
VeriSign, Inc.(b)	6,245	1,186,300
		14,242,794

The accompanying notes are an integral part of these financial statements.

3

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Machinery-Construction & Mining - 1.3%
Caterpillar, Inc.	4,470	$ 1,748,306
Westinghouse Air Brake Technologies Corp.	4,683	851,229
		2,599,535
Machinery-Diversified - 0.9%
Dover Corp.	9,308	1,784,716
Media - 2.7%
Comcast Corp. - Class A	56,201	2,347,516
FactSet Research Systems, Inc.	1,671	768,409
Walt Disney Co/The	24,658	2,371,853
		5,487,778
Mining - 0.8%
Newmont Corp.	31,958	1,708,155
Miscellaneous Manufacturing - 1.7%
3M Co.	12,982	1,774,640
Textron, Inc.	18,506	1,639,261
		3,413,901
Oil & Gas Services - 0.9%
Baker Hughes Co.	48,565	1,755,625
Oil and Gas - 6.1%
Chevron Corp.(a)	8,866	1,305,696
ConocoPhillips	13,186	1,388,222
Coterra Energy, Inc.	60,786	1,455,824
Devon Energy Corp.	33,123	1,295,772
Diamondback Energy, Inc.	7,248	1,249,555
EOG Resources, Inc.	11,733	1,442,338
Marathon Oil Corp.	58,966	1,570,265
Marathon Petroleum Corp.	4,036	657,505
Occidental Petroleum Corp.(a)	14,390	741,661
Schlumberger NV	30,495	1,279,265
		12,386,103
Packaging and Containers - 0.4%
Amcor Plc	68,241	773,171
Pharmaceuticals - 6.0%
Bristol-Myers Squibb Co.	41,513	2,147,883
Cigna Group/The	4,343	1,504,589
Johnson & Johnson	26,349	4,270,119
Merck & Co., Inc.	26,183	2,973,341
Neurocrine Biosciences, Inc.(b)	5,300	610,666
Teva Pharmaceutical Industries Ltd. - ADR(b)	41,074	740,153
		12,246,751

The accompanying notes are an integral part of these financial statements.

4

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Real Estate Investment Trusts (REITs) - 5.1%
Agree Realty Corp.(a)	4,739	$ 356,989
American Homes 4 Rent - Class A	8,949	343,552
CubeSmart	15,209	818,700
Equity LifeStyle Properties, Inc.	11,011	785,525
Equity Residential	5,260	391,660
First Industrial Realty Trust, Inc.	15,207	851,288
Gaming and Leisure Properties, Inc.	13,963	718,396
Host Hotels & Resorts, Inc.(a)	39,645	697,752
Kimco Realty Corp.	16,110	374,074
Lamar Advertising Co. - Class A(a)	6,381	852,502
Mid-America Apartment Communities, Inc.	4,702	747,148
NNN REIT, Inc.	16,956	822,196
Realty Income Corp.	12,453	789,769
SBA Communications Corp.	2,698	649,409
STAG Industrial, Inc.	8,674	339,067
VICI Properties, Inc.	12,108	403,317
WP Carey, Inc.	6,474	403,330
		10,344,674
Retail - 3.2%
Best Buy Co., Inc.(a)	8,436	871,439
Home Depot Inc/The	4,213	1,707,108
Target Corp.	10,433	1,626,087
TJX Cos., Inc.	7,539	886,134
Ulta Beauty, Inc.(a)(b)	3,693	1,437,020
		6,527,788
Semiconductors - 4.0%
Advanced Micro Devices, Inc.(b)	9,136	1,499,035
Applied Materials, Inc.	6,145	1,241,597
Lam Research Corp.(b)	1,777	1,450,174
Micron Technology, Inc.	10,708	1,110,527
NXP Semiconductors NV	2,907	697,709
QUALCOMM, Inc.	8,657	1,472,123
Teradyne, Inc.	6,016	805,723
		8,276,888
Software - 8.2%
Adobe, Inc.(b)	1,316	681,398
Akamai Technologies, Inc.(a)(b)	6,370	643,052
AppLovin Corp. - Class A(a)(b)	12,200	1,592,710
Atlassian Corp. - Class A(b)	8,553	1,358,302
Broadridge Financial Solutions, Inc.	3,475	747,229
Datadog, Inc. - Class A(b)	5,590	643,185
Electronic Arts, Inc.	10,590	1,519,030
Microsoft Corp.	3,609	1,552,953
MSCI, Inc.	2,564	1,494,633

The accompanying notes are an integral part of these financial statements.

5

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - (Continued)
Salesforce, Inc.	4,807	$ 1,315,724
ServiceNow, Inc.(b)	1,036	926,588
SS&C Technologies Holdings, Inc.	11,364	843,322
Veeva Systems, Inc. - Class A(b)	7,741	1,624,604
Workday, Inc. - Class A(b)	2,877	703,168
Zoom Video Communications, Inc. - Class A(b)	19,616	1,368,020
		17,013,918
Telecommunications - 2.7%
AT&T, Inc.	38,837	854,414
Cisco Systems, Inc.	53,676	2,856,637
T-Mobile US, Inc.	8,761	1,807,920
		5,518,971
Transportation - 2.2%
CSX Corp.	44,475	1,535,722
FedEx Corp.	5,461	1,494,566
United Parcel Service, Inc. - Class B	11,077	1,510,238
		4,540,526
TOTAL COMMON STOCKS (Cost $173,051,524)		203,188,233
	Units
SHORT-TERM INVESTMENTS - 11.6%
Investments Purchased with Proceeds from Securities Lending - 11.2%
Mount Vernon Liquid Assets Portfolio, LLC, 4.95%(c)	22,815,868	22,815,868
	Shares
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.78%(c)	867,733	867,733
TOTAL SHORT-TERM INVESTMENTS (Cost $23,683,601)		23,683,601
TOTAL INVESTMENTS - 111.1% (Cost $196,735,125)		$226,871,834
Liabilities in Excess of Other Assets - (11.1)%		(22,621,547)
TOTAL NET ASSETS - 100.0%		$204,250,287

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $22,362,243 which represented 10.9% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

6

CornerCap Fundametrics® Large-Cap ETF
Statement of Assets and Liabilities
September 30, 2024 (Unaudited)

ASSETS:
Investments, at value	$226,871,834
Dividends receivable	235,858
Interest receivable	2,965
Security lending income receivable	1,803
Total assets	227,112,460
LIABILITIES:
Payable upon return of securities loaned	22,815,868
Payable to adviser	46,305
Total liabilities	22,862,173
NET ASSETS	$204,250,287
Net Assets Consists of:
Paid-in capital	$174,448,815
Total distributable earnings	29,801,472
Total net assets	$204,250,287
Net assets	$204,250,287
Shares issued and outstanding(a)	4,845,000
Net asset value per share	$42.16
Cost:
Investments, at cost	$196,735,125
Loaned Securities:
at value (included in investments)	$22,362,243

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

7

CornerCap Fundametrics® Large-Cap ETF
Statement of Operations
For the Period Ended September 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividend income	$2,119,764
Less: Dividend withholding taxes	(971)
Interest income	42,265
Securities lending income	7,339
Total investment income	2,168,397
EXPENSES:
Investment advisory fee	456,280
Total expenses	456,280
Net investment income	1,712,117
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	525,689
In-kind redemptions	8,341,938
Net realized gain	8,867,627
Net change in unrealized appreciation on:
Investments	1,533,804
Net change in unrealized appreciation	1,533,804
Net realized and unrealized gain	10,401,431
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,113,548

The accompanying notes are an integral part of these financial statements.

8

CornerCap Fundametrics® Large-Cap ETF
Statements of Changes in Net Assets

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
OPERATIONS:
Net investment income	$1,712,117	$3,116,314
Net realized gain	8,867,627	4,673,849
Net change in unrealized appreciation	1,533,804	27,882,472
Net increase in net assets from operations	12,113,548	35,672,635
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(3,027,516)
Total distributions to shareholders	—	(3,027,516)
CAPITAL TRANSACTIONS:
Subscriptions	26,352,297	57,234,836
Redemptions	(34,758,807)	(41,721,002)
ETF transaction fees (Note 1)	—	113
Net increase (decrease) in net assets from capital transactions	(8,406,510)	15,513,947
Net increase in net assets	3,707,038	48,159,066
NET ASSETS:
Beginning of the period	200,543,249	152,384,183
End of the period	$204,250,287	$200,543,249
SHARES TRANSACTIONS
Subscriptions	675,000	1,650,000
Redemptions	(885,000)	(1,215,000)
Total increase/(decrease) in shares outstanding	(210,000)	435,000

The accompanying notes are an integral part of these financial statements.

9

CornerCap Fundametrics® Large-Cap ETF
Financial Highlights

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,			Period Ended March 31, 2021(a)
		2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$39.67	$32.98	$35.27	$31.96	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.34	0.64	0.68	0.57	0.33
Net realized and unrealized gain (loss) on investments(c)	2.15	6.67	(2.37)	3.28	6.76
Total from investment operations	2.49	7.31	(1.69)	3.85	7.09
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.62)	(0.60)	(0.54)	(0.13)
Net realized gains	—	—	—	0.00(d)	—
Total distributions	—	(0.62)	(0.60)	(0.54)	(0.13)
Net asset value, end of period	$42.16	$39.67	$32.98	$35.27	$31.96
Total return(e)	6.26%	22.35%	−4.79%	12.11%	28.41%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$204,250	$200,543	$152,384	$125,373	$96,835
Ratio of expenses to average net assets(f)	0.46%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets(f)	1.74%	1.85%	2.05%	1.68%	1.89%
Portfolio turnover rate(e)(g)	18%	44%	60%	26%	6%

(a)	Inception date of the Fund was August 19, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

10

CornerCap Fundametrics® Large-Cap ETF
Notes to Financial Statements
September 30, 2024 (Unaudited)
NOTE 1 – ORGANIZATION
CornerCap Fundametrics® Large-Cap ETF (the “Fund”) is a diversified series of Advisor Managed Portfolios (the “AMP Trust”). The Trust was organized on February 16, 2023, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. CornerCap Investment Counsel, Inc. (the “Advisor”) serves as the investment manager to the Fund. The inception date of the Fund was August 19, 2020. The investment objective of the Fund seeks long-term capital appreciation.
The Fund is the successor to the CornerCap Fundametrics® Large-Cap ETF (the “Predecessor Fund”), a series of Trust for Advised Portfolios. The Predecessor Fund reorganized into the Fund on January 19, 2024 (the “AMP Reorganization”).
•	The AMP Reorganization was accomplished by a tax-free exchange of shares of the Fund for shares of the Predecessor Fund of equivalent aggregate net asset value.
•
Fees and expenses incurred to affect the AMP Reorganization were borne by the Trust’s Administrator. The management fee of the Fund does not exceed the management fee of the Predecessor Fund. The AMP Reorganization did not result in a material change to the Fund’s investment portfolio and there are no material differences in accounting polices of the Fund and the Predecessor Fund.

•	The Fund adopted the performance history of the Predecessor Fund.
Effective September 13, 2024, the Advisor sold its advisory account assets to EP Wealth Advisors, LLC (“EP Wealth”) for cash consideration (the “Transaction”). Under the terms of the Transaction, EP Wealth and the Advisor agreed that the Advisor will continue to manage the Fund for a finite period, which is anticipated to conclude with the Fund’s liquidation and termination at the end of January 2026 (the “Liquidation Date”). The Advisor will continue to manage the Fund in accordance with its investment objective and investment strategy until a date that is approximately five days prior to the Liquidation Date (the “Final Liquidation Period”), such Final Liquidation Period representing the Fund’s wind down period.
Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund.
Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A standard transaction fee of $300 will be charged by the Fund’s custodian in connection with the issuance or redemption of Creation Units. The standard fee will be the same regardless of the number of Creation Units issued or redeemed. In addition, a variable fee of up to 2% of the value of a Creation Unit may be charged by the Fund for cash purchases, non-standard orders, or partial cash purchases, and is designed to cover broker commissions and other transaction costs. Any variable fees received by the Fund are included in the Capital Transactions on the Statements of Changes in Net Assets.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP

11

CornerCap Fundametrics® Large-Cap ETF
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.
(A)
Securities Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:
Level 1 –
Quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.
Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments*:
Common Stocks	$203,188,233	$ —	$ —	$203,188,233
Investments Purchased with Proceeds from Securities Lending	22,815,868	—	—	22,815,868
Short-Term Investments	867,733	—	—	867,733
Total Investments	$226,871,834	$—	$—	$226,871,834

*	See the Schedule of Investments for further detail of investment classifications.
(B)
Securities Transactions, Investment Income and Distributions – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

12

CornerCap Fundametrics® Large-Cap ETF
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
(C)
Distributions to shareholders – Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(D)
Federal Income Taxes – The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the year ended September 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(E)
REIT distribution – The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Advisor to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at annual rate of 0.50%. In connection with the Transaction, the Advisor has entered into a Fee Waiver Agreement with respect to the Fund pursuant to which it has agreed to reduce the unitary management fee it receives for its advisory services from 0.50% to 0.15% effective on September 13, 2024. Additionally, the Advisor is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Advisor is not responsible for interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, expenses associated with the purchase, sale, or ownership of securities, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, securities lending fees and expenses, and distribution (12b-1) fees and expenses.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent and provides compliance services to the Fund. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter.
The Advisor pays any Trust-level expenses allocated to the Fund.

13

CornerCap Fundametrics® Large-Cap ETF
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
NOTE 4 – INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term securities, in-kind transactions, and U.S. government obligations) for the year ended September 30, 2024, were as follows:

Purchases	$61,976,264
Sales	$ 34,486,791

Purchases and sales of in-kind transactions associated with creations and redemptions during the period ended September 30, 2024, were as follows:

Purchases In-Kind	$—
Sales In-Kind	$ 34,432,379

NOTE 5 – INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
NOTE 6 – SUBSEQUENT EVENTS
Management has evaluated events and transactions that occurred subsequent to September 30, 2024, through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.
NOTE 7 – FEDERAL INCOME TAX INFORMATION
At March 31, 2024, the components of accumulated earnings for income tax purposes were as follows:

Tax Cost of Investments	$187,674,923
Unrealized Appreciation	31,722,170
Unrealized Depreciation	(3,317,112)
Net Unrealized Appreciation on Investments	28,405,058
Undistributed Ordinary Income	873,315
Other Accumulated Gain/(Loss)	(11,590,449)
Total Accumulated Gain	$17,687,924

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales and unreversed inclusions from Passive Foreign Investment Companies.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. In this Fund the reclass is due to redemption in kind tax adjustments. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2024, permanent differences in book and tax accounting have been reclassified to capital, and accumulated earnings as follows:

Accumulated Gains	Paid In Capital
$(9,114,757)	$9,114,757

14

CornerCap Fundametrics® Large-Cap ETF
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
The tax character of distributions paid during the period ended September 30, 2024 and year ended March 31, 2024 were as follows:

Distributions Paid From:	Six Months Ended September 30, 2024	Year Ended March 31, 2024
Ordinary Income	$ —	$3,027,516
Total Distributions Paid	$—	$3,027,516

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve-month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of March 31, 2024, the Fund had no late-year or post-October losses.
At March 31, 2024, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short-Term	Long-Term	Total
$6,342,350	$5,248,099	$11,590,449

NOTE 8 – SECURITIES LENDING
The Fund may lend up to 33 1/3% of the securities in its portfolio to brokers, dealers, and other financial organizations that meet capital and other credit requirements under terms of participation in a securities lending program administered by U.S. Bank N.A. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of the securities loaned. The Fund has the right under the terms of the lending agreement to recall the securities from the borrower on demand.
The borrower of any securities will pay the Fund any accrued income while the securities are on loan. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Fund’s Schedule of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities.
There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. As a result the Fund may lose money.
The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower's rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
As of September 30, 2024, the Fund had equity securities on loan with a market value of $22,362,243 and collateral value of $22,815,868 which are presented gross on the Statement of Assets and Liabilities. The fees and interest income earned through the securities lending program are reflected in the Statement of Operations.

15

CornerCap Fundametrics® Large-Cap ETF
Additional Information
September 30, 2024 (Unaudited)
Quarterly Portfolio Schedule
The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission (SEC) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.
Proxy Voting
You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-800-617-0004 or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.
Frequency Distribution of Premiums and Discounts
Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Fund’s website at ww.cornercapfunl-etf.com.

16

Investment Adviser
CornerCap Investment Counsel, Inc.
The Peachtree, Suite 1700, 1355 Peachtree Street NE
Atlanta, GA 30309
Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Pursuant to the Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except those specified in the Fund’s Prospectus. As a result, the Advisor is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Fund’s most recent Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	12/9/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	12/9/2024

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	12/6/2024